GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 151	$ 172	$ 320	$ 318
Management fees	71	77	142	153
Professional fees	45	40	86	78
Facilities and technology	16	12	31	26
Transaction costs	20	17	26	28
Other	38	34	76	81
Total general and administrative expense	$ 341	$ 352	$ 681	$ 684